COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
2016	$ 2,994
2017	2,183
2018	1,555
2019	3,654
Total minimum annual rental payments	$ 10,386